UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2013 to January 31, 2014

Item 1:   Schedule of Investments

Credit Suisse Strategic Income Fund

Schedule of Investments

January 31, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (37.4%)
Brokerage (0.5%)
$500	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 105.53)‡	(B+, B1)	04/01/20	7.375	$526,250

Building Materials (2.0%)
600	Euramax International, Inc., Global Senior Secured Notes (Callable 03/03/14 @ 107.13)	(B-, Caa2)	04/01/16	9.500	607,500
1,000	Headwaters, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/16 @ 103.63)‡	(CCC+, Caa2)	01/15/19	7.250	1,030,000
250	International Wire Group Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/15 @ 104.25)‡	(B, B3)	10/15/17	8.500	271,875
					1,909,375

Chemicals (1.0%)
334	Reichhold Industries, Inc., PIK, Rule 144A, Senior Secured Notes‡	(CCC+, NR)	05/08/17	11.000	205,353
500	U.S. Coatings Acquisition, Inc., Reg S, Senior Secured Notes (Callable 02/01/16 @ 104.31)€	(B+, B1)	02/01/21	5.750	711,023
					916,376

Consumer Products (1.6%)
1,000	Alphabet Holding Co., Inc., PIK, Rule 144A, Senior Unsecured Notes (Callable 11/01/14 @ 102.00)‡	(B-, Caa1)	11/01/17	8.500	1,031,875
500	Waterjet Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/17 @ 103.81)‡	(B, B2)	02/01/20	7.625	512,500
					1,544,375

Diversified Capital Goods (1.6%)
750	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	05/01/19	5.625	787,500
750	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/17 @ 102.75)‡	(B+, Ba2)	09/01/22	5.500	735,000
					1,522,500

Environmental (0.8%)
700	EnergySolutions LLC, Global Company Guaranteed Notes (Callable 08/15/14 @ 105.38)	(B+, Caa2)	08/15/18	10.750	747,250

Food - Wholesale (0.1%)
135	Wells Enterprises, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/16 @ 105.06)‡	(B+, B3)	02/01/20	6.750	138,375

Gas Distribution (2.8%)
1,000	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	1,131,250
1,000	Genesis Energy LP, Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)	(B, B1)	02/15/21	5.750	1,020,000
500	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 103.25)	(BB-, B1)	03/01/20	6.500	522,500
					2,673,750

Health Facilities (1.5%)
500	Aviv Healthcare Capital Corp., Global Company Guaranteed Notes (Callable 10/15/17 @ 103.00)	(BB, Ba3)	10/15/21	6.000	515,000
500	MPT Finance Corp., Company Guaranteed Notes (Callable 02/15/17 @ 103.19)	(BB, Ba1)	02/15/22	6.375	518,750
400	MPT Finance Corp., Global Company Guaranteed Notes (Callable 05/01/16 @ 103.44)	(BB, Ba1)	05/01/21	6.875	428,000
					1,461,750

Insurance Brokerage (0.3%)
250	A-S Merger Sub LLC, Rule 144A, Senior Unsecured Notes (Callable 12/15/15 @ 103.94)‡	(CCC+, Caa2)	12/15/20	7.875	265,625

Investments & Misc. Financial Services (1.0%)
500	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 10/01/15 @ 107.78)‡£	(BB, B1)	10/01/19	10.375	953,201

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Machinery (0.5%)
$500	BlueLine Rental Finance Corp., Rule 144A, Secured Notes (Callable 02/01/16 @ 103.50)‡	(B, B3)	02/01/19	7.000	$518,125

Media - Cable (1.6%)
1,000	Midcontinent Communications & Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/16 @ 104.69)‡	(B-, B3)	08/01/21	6.250	1,032,500
250	Virgin Media Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/18 @ 103.19)‡	(B, B2)	04/15/23	6.375	256,250
250	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/15/17 @ 102.69)‡	(BB-, Ba3)	04/15/21	5.375	251,875
					1,540,625

Media - Diversified (0.0%)
40	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/16 @ 103.63)‡	(BB-, Ba3)	02/01/20	7.250	42,700

Media - Services (0.5%)
500	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	516,250

Medical Products (0.3%)
250	Polymer Group, Inc., Global Senior Secured Notes (Callable 02/01/15 @ 103.88)	(B, B1)	02/01/19	7.750	266,250

Metals & Mining - Excluding Steel (4.9%)
500	Arch Coal, Inc., Rule 144A, Secured Notes (Callable 01/15/16 @ 104.00)‡	(CCC+, B3)	01/15/19	8.000	500,000
500	Boart Longyear Management Pty. Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ 103.50)‡	(B, B3)	04/01/21	7.000	381,250
500	Boart Longyear Management Pty. Ltd., Rule 144A, Senior Secured Notes‡	(BB-, B1)	10/01/18	10.000	527,500
250	Eldorado Gold Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/16 @ 103.06)‡	(BB, Ba3)	12/15/20	6.125	240,000
1,000	KGHM International Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/15/15 @ 103.88)‡	(BB-, B1)	06/15/19	7.750	1,065,000
750	Noranda Aluminum Acquisition Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/16 @ 105.50)‡	(CCC+, Caa1)	06/01/19	11.000	663,750
1,000	Taseko Mines Ltd., Company Guaranteed Notes (Callable 04/15/15 @ 103.88)	(B, B3)	04/15/19	7.750	1,017,500
500	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 104.63)‡	(NR, NR)	05/15/19	9.250	355,000
					4,750,000

Oil Field Equipment & Services (0.8%)
500	Shelf Drilling Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 104.31)‡	(B+, B1)	11/01/18	8.625	541,250
250	Sidewinder Drilling, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 104.88)‡	(B-, B3)	11/15/19	9.750	235,000
					776,250

Oil Refining & Marketing (2.2%)
1,000	Coffeyville Finance, Inc., Global Secured Notes (Callable 11/01/17 @ 103.25)	(B+, B2)	11/01/22	6.500	1,017,500
250	Northern Tier Finance Corp., Global Senior Secured Notes (Callable 11/15/2015 @ 105.34)	(BB-, B1)	11/15/20	7.125	266,250
500	PBF Finance Corp., Global Senior Secured Notes (Callable 02/15/16 @ 104.13)	(BB+, Ba3)	02/15/20	8.250	548,750
250	Western Refining, Inc., Global Company Guaranteed Notes (Callable 04/01/17 @ 103.13)	(B+, B3)	04/01/21	6.250	255,625
					2,088,125

Packaging (0.8%)
750	Reynolds Group Issuer LLC, Global Senior Secured Notes (Callable 10/15/15 @ 104.31)	(B+, B1)	10/15/20	5.750	770,625

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Real Estate Development & Management (1.2%)
$565	Annington Finance No. 5 PLC, PIK, Rule 144A, Senior Secured Notes (Callable 01/15/18 @ 106.50)‡£	(CCC+, Caa1)	01/15/23	13.000	$1,143,033

Software/Services (3.2%)
1,000	First Data Holdings, Inc., PIK, Rule 144A, Senior Unsecured Notes (Callable 03/13/14 @ 107.25)‡	(NR, NR)	09/24/19	14.500	930,000
500	Flextronics International Ltd., Global Company Guaranteed Notes	(BB+, Ba1)	02/15/20	4.625	493,750
1,000	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)	(BB-, Ba3)	01/15/23	4.500	862,500
500	Sophia Holding Finance, Inc., PIK, Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ 102.00)‡	(CCC+, Caa2)	12/01/18	9.625	520,000
250	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 01/15/15 @ 104.56)	(B-, Caa1)	01/15/19	9.125	274,063
					3,080,313

Specialty Retail (0.9%)
850	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 102.88)	(B, B2)	10/01/22	5.750	879,750

Steel Producers/Products (0.6%)
500	TMS International Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/16 @ 105.72)‡	(B-, B3)	10/15/21	7.625	535,000

Support-Services (2.6%)
500	CDL Acquisition Co., Inc., Rule 144A, Senior Secured Notes (Callable 04/15/16 @ 106.19)‡	(B+, B2)	10/15/18	8.250	521,250
750	CoreLogic, Inc., Global Company Guaranteed Notes (Callable 06/01/16 @ 103.63)	(B+, B1)	06/01/21	7.250	807,187
250	Iron Mountain, Inc., Company Guaranteed Notes (Callable 08/15/18 @ 103.00)	(BB-, Ba1)	08/15/23	6.000	258,438
250	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 02/15/16 @ 103.31)	(B+, B1)	02/15/21	6.625	265,625
750	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 04/01/18 @ 102.56)	(B+, B1)	04/01/23	5.125	697,500
					2,550,000

Telecom - Integrated/Services (0.8%)
750	Hughes Satellite Systems Corp., Global Senior Secured Notes	(B+, Ba3)	06/15/19	6.500	819,375

Telecom - Wireless (0.6%)
600	Sprint Corp., Rule 144A, Company Guaranteed Notes‡	(BB-, B1)	06/15/24	7.125	604,500

Theaters & Entertainment (2.7%)
250	Carmike Cinemas, Inc., Global Secured Notes (Callable 05/15/15 @ 105.53)	(B, B2)	05/15/19	7.375	273,750
965	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17 @ 103.00)	(BB-, Ba2)	04/15/22	6.000	1,008,425
500	Regal Entertainment Group, Senior Unsecured Notes (Callable 06/15/18 @ 102.88)	(B-, B3)	06/15/23	5.750	495,000
750	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 01/15/16 @ 104.50)‡	(BB-, Ba3)	01/15/21	6.000	780,000
					2,557,175
TOTAL CORPORATE BONDS (Cost $35,137,980)					36,096,923

BANK LOANS (41.6%)
Aerospace & Defense (0.6%)
101	Aveos Fleet Performance, Inc.#	(CCC+, B3)	03/12/15	12.750	20,170
500	LM U.S. Corp. Acquisition, Inc.#	(CCC, Caa2)	10/26/20	9.500	512,500
					532,670

Auto Parts & Equipment (0.5%)
447	ASP HHI Acquisition Co., Inc.#	(B+, B2)	10/05/18	5.000	451,654

Banking (1.6%)
497	Citco Funding LLC#	(NR, B1)	06/29/18	4.250	500,772

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Banking
$998	McJunkin Red Man Corp.#	(BB-, B2)	11/08/19	5.000	$1,012,772
					1,513,544

Building Materials (0.5%)
497	Roofing Supply Group Holdings, Inc.#	(B, B3)	05/31/19	5.000	500,282

Chemicals (2.6%)
500	Allnex U.S.A., Inc.#	(B-, B3)	04/03/20	8.250	518,750
500	Oxbow Carbon & Minerals Holdings, Inc.#	(BB-, B2)	01/18/20	8.000	515,625
1,000	Ravago Holdings America, Inc.#	(BB-, B2)	12/18/20	5.500	1,005,630
500	Royal Adhesives and Sealants LLC#	(CCC+, Caa2)	01/31/19	9.750	507,500
					2,547,505

Consumer Products (0.5%)
500	Ranpak Corp.#	(B-, Caa1)	04/23/20	8.500	515,000

Department Stores (1.0%)
1,000	Sears Roebuck Acceptance Corp.#	(B, B1)	06/30/18	5.500	1,003,045

Diversified Capital Goods (1.4%)
750	Husky Injection Molding Systems Ltd.#	(B, Ba3)	07/02/18	4.250	756,424
701	Revere Industries LLC#	(NR, NR)	04/30/15	10.000	595,807
					1,352,231

Electric - Generation (0.4%)
600	Texas Competitive Electric Holdings Co. LLC#	(CCC-, Caa3)	10/10/17	4.662	418,593

Electronics (1.1%)
1,000	Fidji Luxembourg Sarl#	(BB-, B1)	12/27/20	6.250	1,009,375

Financial Services (2.5%)
756	EZE Software Group LLC#	(B+, B1)	04/06/20	4.500	762,571
1,000	MergerMarket U.S.A.#	(CCC+, Caa2)	01/07/22	7.500	1,007,500
610	Walter Investment Management Corp.#	(B+, B2)	12/18/20	4.750	615,837
					2,385,908

Food - Wholesale (0.9%)
869	Del Monte Foods Co.#	(B, B1)	03/08/18	4.000	874,185

Gaming (0.8%)
748	ROC Finance LLC#	(BB-, B2)	06/20/19	5.000	732,699

Health Facility (0.5%)
497	Premier Dental Services, Inc.#	(B, B3)	11/01/18	8.250	502,670

Health Services (1.5%)
1,133	AccentCare#	(B, B3)	12/22/16	6.500	600,556
796	Alere, Inc.#	(B+, Ba3)	06/30/17	4.250	803,601
					1,404,157

Household & Leisure Products (1.1%)
1,000	Steinway Musical Instruments#	(B-, Caa1)	09/11/20	9.250	1,035,000

Insurance Brokerage (0.5%)
499	Genex Services, Inc.#	(B, B1)	07/26/18	5.250	503,738

Investments & Misc. Financial Services (1.0%)
987	StoneRiver Group LP#	(CCC+, Caa1)	05/29/20	8.500	1,000,830

Life Insurance (0.7%)
388	MMM Holdings, Inc.#	(B+, B2)	12/12/17	9.750	391,316
282	MSO of Puerto Rico, Inc.#	(B+, B2)	12/12/17	9.750	284,593
					675,909

Machinery (1.2%)
409	Alliance Laundry Systems LLC#	(CCC+, Caa2)	12/07/19	9.500	414,974

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Machinery
$547	Wheelabrator Allevard S.A.€#	(NR, NR)	01/24/19	4.241	$737,405
					1,152,379

Metals & Mining - Excluding Steel (1.0%)
995	FMG Resources#	(BBB-, Baa3)	06/30/19	4.250	1,007,116

Oil Field Equipment & Services (1.6%)
1,000	Shelf Drilling Holdings Ltd.#	(B+, B2)	10/08/18	10.000	1,019,375
500	Utex Industries, Inc.#	(CCC+, Caa2)	04/10/21	8.750	513,750
					1,533,125

Oil Refining & Marketing (0.8%)
750	Wildhorse Resources LLC#	(B, B3)	12/13/18	7.500	761,250

Packaging (1.1%)
500	Berlin Packaging LLC#	(CCC+, Caa1)	04/03/20	8.750	513,750
500	Clondalkin Acquisition B.V.#	(CCC+, Caa2)	11/30/20	10.000	498,750
					1,012,500

Pharmaceuticals (3.1%)
975	Auxilium Pharmaceuticals, Inc.#	(B, Ba2)	04/26/17	6.250	994,500
499	Patheon, Inc.#	(B, B3)	12/14/18	7.250	498,491
500	Patheon, Inc.#	(B, B2)	01/22/21	4.250	499,895
1,000	Salix Pharmaceuticals Ltd.#	(BB, Ba1)	01/02/20	4.250	1,013,500
					3,006,386

Printing & Publishing (0.8%)
741	Harland Clarke Holdings Corp.#	(B+, B1)	05/22/18	7.000	751,042

Software/Services (2.1%)
497	Deltek, Inc.#	(B, B1)	10/10/18	4.500	500,908
500	SafeNet, Inc.#	(B, B3)	04/12/15	6.159	499,690
500	The TriZetto Group, Inc.#	(CCC, Caa2)	03/28/19	8.500	493,750
500	Wall Street Systems Holdings, Inc.#	(B-, Caa2)	10/25/20	9.250	504,375
					1,998,723

Specialty Retail (2.1%)
997	BJ’s Wholesale Club, Inc.#	(B-, B3)	09/26/19	4.500	1,008,365
1,000	BJ’s Wholesale Club, Inc.#	(CCC, Caa2)	03/31/20	8.500	1,032,295
					2,040,660

Support-Services (1.0%)
1,000	Evergreen Tank Solutions#	(B-, B3)	09/28/18	9.500	1,002,505

Telecom - Integrated/Services (2.4%)
1,000	Coronado Guarantor LLC#	(CCC+, Caa1)	05/25/21	8.750	1,012,500
316	LTS Buyer LLC#	(CCC+, Caa1)	03/28/21	8.000	323,761
995	Zayo Group LLC#	(B, B1)	07/02/19	4.000	1,002,016
					2,338,277

Telecommunications Equipment (1.0%)
994	Avaya, Inc.#	(B, B1)	10/26/17	4.736	974,104

Theaters & Entertainment (0.5%)
473	MTL Publishing LLC#	(BB-, Ba3)	06/29/18	4.250	476,019

Transportation - Excluding Air/Rail (3.2%)
1,600	Fraikin France€#^	(NR, NR)	03/31/17	5.341	2,049,797
998	Navios Maritime Partners LP#	(BB, Ba3)	06/27/18	5.250	1,022,437
					3,072,234
TOTAL BANK LOANS (Cost $39,467,107)					40,085,315

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (15.4%)
Collateralized Debt Obligations (15.4%)
$750	ALM V Ltd., 2012-5A, Rule 144A‡#	(NR, Ba2)	02/13/23	5.739	$746,011
500	Babson CLO Ltd., 2013-IA, Rule 144A‡#	(BB, NR)	04/20/25	4.637	467,626
750	Black Diamond CLO Ltd., 2012-1A, Rule 144A‡#	(BB, NR)	02/01/23	6.242	746,593
750	Carlyle Global Market Strategies CLO Ltd., 2012-4A, Rule 144A‡	(NR, NR)	01/20/25	0.000	690,000
750	CIFC Funding Ltd., 2012-3A, Rule 144A‡#	(B, NR)	01/29/25	7.137	754,326
500	CIFC Funding Ltd., 2013-3A, Rule 144A‡#	(BB, NR)	10/24/25	5.006	479,917
1,000	CIFC Funding Ltd., 2013-4A, Rule 144A‡#	(NR, Ba3)	11/27/24	5.006	921,589
500	Gale Force 4 CLO Ltd., 2007-4A, Rule 144A‡#	(BBB, Ba1)	08/20/21	3.737	495,392
500	Halcyon Loan Advisors Funding Ltd., 2012-2A, Rule 144A‡#	(BB, NR)	12/20/24	5.645	476,978
250	Halcyon Loan Advisors Funding Ltd., 2012-2X, Reg S#	(BB, NR)	12/20/24	5.645	238,489
500	Jamestown CLO Ltd., 2013-3A, Rule 144A‡#	(BB-, NR)	01/15/26	4.839	450,554
500	JFIN CLO Ltd., 2013-1A, Rule 144A‡#	(BB, NR)	01/20/25	4.987	461,418
1,300	KVK CLO Ltd., 2013-1A, Rule 144A‡#	(BB, NR)	04/14/25	5.742	1,252,094
500	Neuberger Berman CLO Ltd., 2012-12A, Rule 144A‡#	(BB, NR)	07/25/23	7.238	504,046
1,000	Neuberger Berman CLO XV, 2013-15A, Rule 144A‡#	(BB, NR)	10/15/25	4.839	912,224
500	Ocean Trails CLO IV, 2013-4A, Rule 144A‡#	(BBB, NR)	08/13/25	4.371	496,443
500	OZLM Funding Ltd., 2013-5A, Rule 144A‡#	(BB, NR)	01/17/26	5.028	469,950
1,000	Shackleton I CLO Ltd., 2012-1A, Rule 144A‡#	(BB, NR)	08/14/23	6.439	999,837
750	Shackleton II CLO Ltd., 2012-2A, Rule 144A‡#	(BB, NR)	10/20/23	5.437	719,757
500	Sound Point CLO Ltd., 2013-3A, Rule 144A‡#	(NR, Ba3)	01/21/26	4.782	446,841
750	Sound Point CLO Ltd., 2013-3A, Rule 144A‡#	(NR, B2)	01/21/26	5.232	646,180
500	Venture X CLO Ltd., 2012-12A, Rule 144A‡#	(BB, NR)	02/28/24	5.538	485,085
1,000	Whitehorse VII Ltd., 2013-1A, Rule 144A‡#	(BB-, NR)	11/24/25	5.106	946,618
TOTAL ASSET BACKED SECURITIES (Cost $14,470,938)					14,807,968

Number of Shares

COMMON STOCK (2.2%)
Diversified Capital Goods (2.2%)
698,462	Electrical Components International, Inc.^* (Cost $2,130,309)				2,165,232

Par (000)

SHORT-TERM INVESTMENT (4.5%)
$4,324	State Street Bank and Trust Co. Euro Time Deposit (Cost $4,324,000)		02/03/14	0.010	4,324,000

TOTAL INVESTMENTS AT VALUE (101.1%) (Cost $95,530,334)					97,479,438

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.1%)					(1,048,033)

NET ASSETS (100.0%)					$96,431,405

INVESTMENT ABBREVIATIONS

NR = Not Rated

PIK = Payment in Kind

Reg S = Regulation S

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, these securities amounted to a value of $31,883,516 or 33.1% of net assets.

€	This security is denominated in Euro.
£	This security is denominated in British Pound.
#	Variable rate obligations — The interest rate is the rate as of January 31, 2014.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
*	Non-income producing security.

At January 31, 2014, Open Forward Foreign Currency Contracts were as follows:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Net Unrealized Appreciation/ (Depreciation)
USD	3,648,941	EUR	2,670,000	04/16/14	Morgan Stanley	$(3,648,941)	$(3,600,741)	$48,200
USD	2,339,909	GBP	1,430,000	04/16/14	Morgan Stanley	(2,339,909)	(2,348,875)	(8,966)
								$39,234

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less may be valued at amortized cost. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value.  The forward is valued at the net of the present value and the spot rate and are generally categorized as Level 2. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$36,096,923	$—	$36,096,923
Bank Loans	—	36,783,113	3,302,202	40,085,315
Asset Backed Securities	—	14,807,968	—	14,807,968
Common Stocks	—	—	2,165,232	2,165,232
Short-term Investment	—	4,324,000	—	4,324,000
Other Financial Instruments*
Forward Foreign Currency Contracts	—	39,234	—	39,234
	$—	$92,051,238	$5,467,434	$97,518,672

*     Other financial instruments include unrealized appreciation/(depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of January 31, 2014 in which significant unobservable inputs (Level 3) were used in determining value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Asset Backed Securities	Bank Loans	Common Stocks	Total
Balance as of October 31, 2013	$1,794,200	$—	$2,060,463	$3,854,663
Accrued discounts/premiums	4,457	—	—	4,457
Purchases	—	2,802,764	—	2,802,764
Sales	—	—	—	—
Realized gain/(loss)	—	—	—	—
Change in unrealized appreciation/(depreciation)	35,156	(15,562)	104,769	124,363
Transfers into Level 3	—	515,000	—	515,000
Transfers out of Level 3	1,833,813	—	—	1,833,813
Balance as of January 31, 2014	$—	$3,302,202	$2,165,232	$5,467,434

Net change in unrealized appreciation/(depreciation) from investments still held as of January 31, 2014	$35,156	$(15,562)	$104,769	$124,363

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended January 31, 2014, there were no significant transfers in and out of Level 1 and Level 2, but there were $515,000 transferred in from Level 2 to Level 3, due to lack of observable market data because of decrease in market activity, and $1,833,813 transferred out from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers are assumed to occur at the end of the reporting period.

Federal Income Tax Cost - At January 31, 2014, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation/(depreciation) for income tax purposes were as follows:

Cost of investments	$95,530,334
Unrealized appreciation	$2,294,163
Unrealized depreciation	(345,059)
Net unrealized appreciation/(depreciation)	$1,949,104

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Managed Futures Strategy Fund

Consolidated Schedule of Investments

January 31, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (18.1%)
$1,000	Federal Farm Credit Banks#	(AA+, Aaa)	01/26/15	0.200	$1,001,277
6,000	Federal Farm Credit Banks#	(AA+, Aaa)	02/27/15	0.168	6,005,286
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $6,999,310)					7,006,563

SHORT-TERM INVESTMENT (68.4%)

26,408	State Street Bank and Trust Co. Euro Time Deposit^^ (Cost $26,408,000)		02/03/14	0.010	26,408,000

TOTAL INVESTMENTS AT VALUE (86.5%) (Cost $33,407,310)					33,414,563

OTHER ASSETS IN EXCESS OF LIABILITIES (13.5%)					5,218,871

NET ASSETS (100.0%)					$38,633,434

†	Credit ratings given by the Standard & Poor’s Division of the McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (Moody’s) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of January 31, 2014.
^^	Security or portion thereof held in the subsidiary.

At January 31, 2014, Open Futures Contracts were as follows:

Contract Description	Currency	Expiration Date	Notional Value	Net Unrealized Appreciation/ (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts
EUR Currency Futures	USD	Mar 2014	$8,090,400	$(133,841)
GBP Currency Futures	USD	Mar 2014	7,392,600	(2,622)
				$(136,463)
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Mar 2014	2,767,549	$(1,020)
FTSE 100 Index Futures	GBP	Mar 2014	2,865,840	(107,071)
Nikkei 225 Index Futures OSE	JPY	Mar 2014	3,057,803	(168,666)
S&P 500 E Mini Index Futures	USD	Mar 2014	2,753,730	(8,679)
				$(285,436)
Interest Rate Contracts
10YR JGB Mini Futures	JPY	Mar 2014	20,866,980	$110,714
German EURO Bund Futures	EUR	Mar 2014	16,492,501	260,336
Long Gilt Futures	GBP	Mar 2014	181,421	(3)
				$371,047
Contracts to Sell
Foreign Exchange Contracts
AUD Currency Futures	USD	Mar 2014	(5,843,070)	$243,558
CAD Currency Futures	USD	Mar 2014	(8,978,000)	436,525
JPY Currency Futures	USD	Mar 2014	(5,987,187)	(24,055)
				$656,028
Interest Rate Contracts
10YR U.S. Treasury Note Futures	USD	Mar 2014	(251,500)	$(1,377)
Net unrealized appreciation/(depreciation)				$603,799

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

JPY = Japanese Yen

USD = United States Dollar

At January 31, 2014, Outstanding Swaps Contracts were as follows:

TOTAL RETURN SWAP CONTRACTS

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation/ (Depreciation)
USD	$2,783,755	02/19/14	Goldman Sachs	Fixed Rate	Dow Jones - UBS Agriculture Subindex	$7,056
USD	$2,141,863	02/19/14	Goldman Sachs	Fixed Rate	Dow Jones - UBS Precious Metals Subindex	27,460
USD	$1,254,733	02/19/14	Goldman Sachs	Dow Jones - UBS Energy Subindex	Fixed Rate	29,985
USD	$3,848,140	02/19/14	Goldman Sachs	Dow Jones - UBS Energy Subindex	Fixed Rate	83,288
USD	$512,507	02/19/14	Goldman Sachs	Fixed Rate	Dow Jones - UBS Industrial Metals Subindex	6,948
USD	$2,863,978	02/19/14	Goldman Sachs	Fixed Rate	Dow Jones - UBS Industrial Metals Subindex	20,203
						$174,940

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less may be valued at amortized cost. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value.  The forward is valued at the net of the present value and the spot rate and are generally categorized as Level 2. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$7,006,563	$—	$7,006,563
Short-term Investment	—	26,408,000	—	26,408,000
Other Financial Instruments*
Futures Contracts	603,799	—	—	603,799
Swap Contracts	—	174,940	—	174,940
	$603,799	$33,589,503	$—	$34,193,302

*    Other financial instruments include unrealized appreciation/(depreciation) on futures and swap contracts.

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended January 31, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Federal Income Tax Cost - At January 31, 2014, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation/(depreciation) for income tax purposes were as follows:

Cost of investments	$33,407,310
Unrealized appreciation	$7,253
Unrealized depreciation	(0)
Net unrealized appreciation/(depreciation)	$7,253

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments

January 31, 2014 (unaudited)

	Number of Shares	Value
LONG POSITIONS (25.5%)
COMMON STOCKS (11.7%)
CANADA (0.5%)
Metals & Mining (0.5%)
Osisko Mining Corp. *	6,701	$40,148

ISRAEL (0.3%)
Healthcare Equipment & Supplies (0.3%)
Given Imaging, Ltd. *	806	24,140

LUXEMBOURG (0.6%)
Chemicals (0.6%)
AZ Electronic Materials S.A.	6,973	45,391

NETHERLANDS (0.5%)
Software (0.5%)
Unit4 NV	773	40,186

NORWAY (0.6%)
Biotechnology (0.6%)
Algeta ASA *	775	44,367

SWITZERLAND (0.6%)
Construction & Engineering (0.6%)
Foster Wheeler AG *	1,449	43,441

UNITED STATES (8.6%)
Banks (0.9%)
Hudson City Bancorp, Inc. §	5,602	50,642
Taylor Capital Group, Inc. *§	981	21,906
		72,548
Beverages (0.9%)
Beam, Inc.	798	66,473

Biotechnology (0.8%)
Life Technologies Corp. *	808	61,465

Chemicals (0.3%)
Zoltek Companies, Inc. *§	1,276	21,309

Communications Equipment (0.6%)
Riverbed Technology, Inc. *§	2,357	46,480

Electric Utilities (0.6%)
UNS Energy Corp.	705	42,215

Hotels, Restaurants & Leisure (0.4%)
CEC Entertainment, Inc. §	511	27,574

Internet Software & Services (0.4%)
Responsys, Inc. *§	1,138	30,737

Media (1.3%)
Omnicom Group, Inc. §	872	63,290
Valassis Communications, Inc. §	1,027	34,918
		98,208
Real Estate (0.8%)
BRE Properties, Inc. §	1,014	59,927

Semiconductor Equipment & Products (0.7%)
LSI Corp.	4,991	55,051

Specialty Retail (0.5%)
Jos. A. Bank Clothiers, Inc. *	700	39,354

Textiles & Apparel (0.4%)
The Jones Group, Inc.	2,192	32,332
		653,673
TOTAL COMMON STOCKS (Cost $890,993)		891,346

	Number of Shares	Value
EXCHANGE TRADED FUNDS (2.4%)
UNITED STATES (2.4%)
Diversified Financial Services (2.4%)
iShares iBoxx $ High Yield Corporate Bond ETF §	954	$88,961
iShares Russell 2000 ETF	815	91,410
TOTAL EXCHANGE TRADED FUNDS (Cost $155,509)		180,371

INVESTMENT COMPANY (7.4%)
UNITED STATES (7.4%)
Credit Suisse Managed Futures Strategy Fund (Cost $543,838)^	55,494	561,596

Number of Rights
RIGHTS (0.0%)
UNITED STATES (0.0%)
Biotechnology (0.0%)
Trius Therapeutics, Inc. (Cost $0)*•	400	52

	Number of Contracts
OPTIONS PURCHASED (4.0%)
UNITED STATES (4.0%)
Put Purchased Options (4.0%)
S&P 500 Index, Strike @ $1,950, expires 02/22/14(Cost $194,437)	18	303,660
TOTAL LONG POSITIONS (Cost $1,784,777)		1,937,025

	Number of Shares
SHORT-TERM INVESTMENTS (29.4%)
State Street Navigator Prime Portfolio, 0.05% §§	384,491	384,491

	Par (000)

State Street Bank and Trust Co. Euro Time Deposit, 0.010% 02/03/2014^^	$1,843	1,843,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,227,491)		2,227,491

TOTAL INVESTMENTS AT VALUE (54.9%) (Cost $4,012,268)		4,164,516

TOTAL SECURITIES SOLD SHORT (-3.0%) (Proceeds $223,567)		(227,101)

OTHER ASSETS IN EXCESS OF LIABILITIES (48.1%)		3,647,792

NET ASSETS (100.0%)		$7,585,207

	Number of Shares
SHORT POSITIONS (-3.0%)
COMMON STOCKS (-3.0%)
CANADA (-0.3%)
Metals & Mining (-0.3%)
Goldcorp, Inc.	(978)	(24,376)

FRANCE (-0.8%)
Media (-0.8%)
Publicis Groupe S.A.	(709)	(62,766)

UNITED KINGDOM (-0.3%)
Energy Equipment & Services (-0.3%)
AMEC PLC	(1,304)	(22,037)

UNITED STATES (-1.6%)
Banks (-0.9%)
M&T Bank Corp.	(471)	(52,521)

	Number of Shares	Value
SHORT POSITIONS
UNITED STATES
Banks
MB Financial, Inc.	(631)	$(17,731)
		(70,252)
Real Estate (-0.7%)
Essex Property Trust, Inc.	(301)	(47,670)
		(117,922)
TOTAL SHORT POSITIONS (Proceeds $223,567)		$(227,101)

*	Non-income producing security.
§	Security or portion thereof is out on loan.
^	Affiliated issuer.
•	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2014.
^^	Security or portion thereof held in the subsidiary.

At January 31, 2014, Open Forward Foreign Currency Contracts were as follows:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Net Unrealized Appreciation/ (Depreciation)
AUD	62,811	USD	55,200	02/21/14	Goldman Sachs	$55,200	$54,740	$(460)
CAD	25,696	USD	23,500	02/20/14	Goldman Sachs	23,500	23,037	(463)
EUR	77,860	USD	105,900	02/21/14	Goldman Sachs	105,900	104,998	(902)
GBP	3,672	USD	6,000	02/21/14	Goldman Sachs	6,000	6,034	34
NOK	155,986	USD	25,200	02/21/14	Goldman Sachs	25,200	24,785	(415)
NZD	67,868	USD	56,400	02/21/14	Goldman Sachs	56,400	54,823	(1,577)
SEK	9,057	USD	1,400	02/21/14	Goldman Sachs	1,400	1,383	(17)
USD	301,700	EUR	221,815	02/21/14	Goldman Sachs	(301,700)	(299,131)	2,569
USD	144,500	CHF	130,946	02/21/14	Goldman Sachs	(144,500)	(144,607)	(107)
USD	46,000	JPY	4,794,382	02/21/14	Goldman Sachs	(46,000)	(47,015)	(1,015)
								$(2,353)

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

CHF = Swiss Franc

EUR = Euro

GBP = British Pound

JPY = Japanese Yen

NOK = Norwegian Krone

NZD = New Zealand Dollar

SEK = Swedish Krona

USD = United States Dollar

At January 31, 2014, Outstanding Swaps Contracts were as follows:

TOTAL RETURN SWAP CONTRACTS

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation/ (Depreciation)

USD	$3,882	09/17/14	Goldman Sachs	Fee Plus LIBOR	NASDAQ-100 Total Return	$74
USD	$678,497	11/19/14	Goldman Sachs	S&P 500 Total Return Index	Fee Plus LIBOR	(22,300)
USD	$345,644	12/17/14	Goldman Sachs	Fee Plus LIBOR	Energy Select Sector Index	10,780
USD	$33,741	01/16/15	Goldman Sachs	Fee Plus LIBOR	Energy Select Sector Index	1,092

TOTAL RETURN SWAP CONTRACTS

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation/ (Depreciation)

USD	$144,000	03/20/14	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	$4,404
USD	$490,000	03/20/14	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	23,421
USD	$416,000	03/20/14	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	19,281
USD	$111,000	06/20/14	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	(1,262)
USD	$368,000	06/20/14	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	(189)
USD	$344,937	06/23/14	JPMorgan Chase	Russell 2000 Total Return Index	Fee Plus LIBOR	(13,091)
USD	$277,638	11/19/14	JPMorgan Chase	Fee Plus LIBOR	NASDAQ-100 Total Return	7,311
USD	$74,166	01/16/15	JPMorgan Chase	Fee Plus LIBOR	NASDAQ-100 Total Return	1,824
USD	$590,223	09/17/14	Societe Generale	S&P 500 Index	Fee Plus LIBOR	(18,011)
USD	$348,345	01/16/15	Societe Generale	MSCI EAFE Index	Fee Plus LIBOR	(14,212)
						$(878)

At January 31, 2014 Open Option Contracts were as follows:

Number of Contracts	Put Written Options	Expiration Date	Premiums Received	Current Value	Net Unrealized Appreciation/ (Depreciation)

18	S&P 500 Index, Strike @ $1,750	Feb 2014	$33,264	$(29,070)	$4,194
2	S&P 500 Index, Strike @ $1,845	Feb 2014	5,396	(13,340)	(7,944)
18	S&P 500 Index, Strike @ $1,850	Feb 2014	48,563	(115,200)	(66,637)
Net unrealized appreciation/(depreciation)					$(70,387)

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less may be valued at amortized cost. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value.  The forward is valued at the net of the present value and the spot rate and are generally categorized as Level 2. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$761,402	$129,944	$—	$891,346
Exchange Traded Funds	180,371	—	—	180,371
Investment Companies	561,596	—	—	561,596
Rights	—	—	52	52
Options Purchased	303,660	—	—	303,660
Short-term Investments	—	2,227,491	—	2,227,491
Securities Sold Short
Common Stocks	(142,298)	(84,803)	—	(227,101)
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(2,353)	—	(2,353)
Swap Contracts	—	(878)	—	(878)
Written Options	(157,610)	—	—	(157,610)
	$1,507,121	$2,269,401	$52	$3,776,574

    *    Other financial instruments include unrealized appreciation/(depreciation) on forwards, swaps and written options, at value.

As of January 31, 2014, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets.

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended January 31, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Affiliated Issuers — The Fund may invest in Underlying Credit Suisse Funds. The Underlying Credit Suisse Funds in which the Fund invests are considered to be affiliated investments. The Fund invested 7.4% of the Fund’s net assets. Investments in affiliated funds are valued at the affiliated fund’s net asset value per share (“NAV”) as of the report date. A summary of the Fund’s transactions with an affiliated Underlying Credit Suisse Fund during the quarter ended January 31, 2014 is as follows:

Issuer	Beginning Shares	Purchases	Sales	Ending Shares	Gain/(Loss)	Dividend Income	Value of Affiliate at 1/31/2014
Credit Suisse Managed Futures Strategy Fund	97,874	2,689	45,069	55,494	$(1,524)	$—	$561,596

Federal Income Tax Cost — At January 31, 2014, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation/(depreciation) for income tax purposes were as follows:

Cost of investments	$4,012,268
Unrealized appreciation	$160,035
Unrealized depreciation	(7,787)
Net unrealized appreciation/(depreciation)	$152,248

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Floating Rate High Income Fund

Schedule of Investments

January 31, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (79.6%)
Aerospace & Defense (1.1%)
$2,421	Camp International Holding Co.#	(B-, B2)	05/31/19	4.750	$2,454,465
1,000	Camp International Holding Co.#	(CCC, Caa2)	11/30/19	8.250	1,021,875
609	Landmark Aviation FBO Canada, Inc.#	(B-, B2)	10/25/19	4.750	615,365
9,027	LM U.S. Corp. Acquisition, Inc.#	(B-, B2)	10/25/19	4.750	9,121,390
7,395	LMI Aerospace, Inc.#	(B+, B2)	12/28/18	4.750	7,395,087
					20,608,182
Airlines (0.6%)
6,960	Delta Air Lines, Inc.#	(BB, Ba1)	10/18/18	4.000	6,999,717
4,680	United Air Lines#	(BB-, Ba2)	04/01/19	4.000	4,733,774
					11,733,491
Auto Parts & Equipment (2.8%)
8,309	Affinia Group, Inc.#	(B, B2)	04/25/20	4.750	8,370,848
10,000	Allison Transmission, Inc.#	(BB-, Ba3)	08/23/19	3.750	10,045,850
8,104	ASP HHI Acquisition Co., Inc.#	(B+, B2)	10/05/18	5.000	8,188,395
11,979	Federal-Mogul#	(B, B1)	12/29/14	2.108	11,916,186
3,271	Federal-Mogul#	(B, B1)	12/28/15	2.108	3,253,698
9,918	Veyance Technologies, Inc.#	(B, B2)	09/08/17	5.250	9,991,882
					51,766,859
Automakers (0.6%)
11,192	Chrysler Group LLC#	(BB+, Ba1)	05/24/17	3.500	11,248,429

Automotive (0.6%)
6,500	Schaeffler AG#	(BB-, Ba2)	01/27/17	4.250	6,574,880
3,643	The PEP Boys-Manny, Moe & Jack#	(BB-, Ba2)	10/11/18	4.250	3,679,394
					10,254,274
Banking (2.4%)
2,000	Ascensus, Inc.#	(CCC+, Caa1)	12/11/20	9.000	2,047,500
7,444	Citco Funding LLC#	(NR, B1)	06/29/18	4.250	7,494,027
9,497	Duff & Phelps Corp.#	(B, B2)	04/23/20	4.500	9,540,540
9,476	McJunkin Red Man Corp.#	(BB-, B2)	11/08/19	5.000	9,621,331
6,948	Ocwen Financial Corp.#	(B+, B1)	02/15/18	5.000	7,025,659
5,545	RBS Worldpay, Inc.#£	(B+, Ba3)	11/12/19	5.750	9,211,376
					44,940,433
Beverages (0.7%)
2,500	Atrium Innovations#€	(B, B2)	02/15/21	4.250	3,392,447
1,000	Atrium Innovations#	(B, B2)	02/15/21	4.250	1,010,000
1,080	Atrium Innovations#	(CCC+, Caa2)	07/13/21	7.750	1,103,630
6,000	Del Monte Foods, Inc.#	(B+, B2)	01/26/21	4.250	6,038,460
1,500	Del Monte Foods, Inc.#	(CCC+, Caa1)	08/18/21	8.250	1,523,910
					13,068,447
Building Materials (1.0%)
10,938	American Builders & Contractors Supply Co., Inc.#	(BB+, B1)	04/16/20	3.500	11,003,464
8,072	Roofing Supply Group Holdings, Inc.#	(B, B3)	05/31/19	5.000	8,117,479
					19,120,943
Chemicals (6.6%)
2,620	AIlnex (Luxembourg) & Cy S.C.A.#	(B+, Ba3)	10/03/19	4.500	2,643,329
3,980	AIlnex (Luxembourg) & Cy S.C.A.#€	(B+, Ba3)	10/03/19	4.750	5,420,903
1,360	Allnex U.S.A., Inc.#	(B+, Ba3)	10/03/19	4.500	1,371,496
11,530	Ascend Performance Materials Operations LLC#	(B+, B2)	04/10/18	6.750	11,126,899
8,169	Axalta Coating Systems U.S. Holding, Inc.#	(B+, B1)	02/01/20	4.750	8,251,404
4,131	AZ Chem U.S., Inc.#	(BB-, Ba3)	12/22/17	5.250	4,177,231
8,500	Chromaflo Technologies Corp.#	(B, B2)	12/02/19	4.500	8,585,000
2,500	Chromaflo Technologies Corp.#	(B-, Caa2)	05/20/20	8.250	2,537,500
380	Cristal Inorganic Chemicals U.S.#	(BB+, Ba3)	11/15/14	5.997	381,935
12,525	Houghton International, Inc.#	(B, B1)	12/20/19	4.000	12,610,778
9,443	Ineos U.S. Finance LLC#	(BB-, B1)	05/04/18	4.000	9,498,449

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Chemicals
$3,950	Nexeo Solutions LLC#	(B, B2)	09/08/17	5.000	$3,949,919
652	OEP Pearl Holdings LP#	(B, B1)	03/30/18	6.500	661,279
7,176	Oxbow Carbon & Minerals Holdings, Inc.#	(BB+, Ba3)	07/19/19	4.250	7,256,730
1,500	Oxbow Carbon & Minerals Holdings, Inc.#	(BB-, B2)	01/18/20	8.000	1,546,875
3,990	Oxea Finance & Cy S.C.A.#€	(B, B1)	01/15/20	4.500	5,416,256
14,500	Ravago Holdings America, Inc.#	(BB-, B2)	12/18/20	5.500	14,581,635
2,976	Royal Adhesives and Sealants LLC#	(B, B1)	07/31/18	5.500	3,005,258
3,000	Royal Adhesives and Sealants LLC#	(CCC+, Caa2)	01/31/19	9.750	3,045,000
3,696	Sonneborn LLC#	(B, B1)	03/30/18	6.500	3,747,247
2,334	Tronox Pigments (Netherlands) B.V.#	(BBB-, Ba2)	03/19/20	4.500	2,364,259
7,297	Univar, Inc.#	(B+, B2)	06/30/17	5.000	7,264,332
1,474	Vantage Specialties, Inc.#	(B, B2)	02/10/19	5.000	1,484,817
					120,928,531
Computer Hardware (0.8%)
13,915	Dell, Inc.#	(BB+, Ba2)	04/29/20	4.500	13,874,841

Consumer Products (1.0%)
6,821	Calceus Acquisition, Inc.#	(B, B2)	02/01/20	5.000	6,910,565
4,801	NBTY, Inc.#	(BB-, Ba3)	10/01/17	3.500	4,842,824
1,672	Prestige Brands#	(BB, Ba2)	01/31/19	3.750	1,686,416
4,652	Ranpak Corp.#	(B+, Ba3)	04/23/19	4.500	4,692,824
996	Spectrum Brands, Inc.#	(BB, Ba3)	09/04/19	3.500	1,001,444
					19,134,073
Consumer/Commercial/Lease Financing (0.3%)
5,970	Home Loan Servicing Solutions Ltd.#	(BB-, Ba3)	06/26/20	4.500	6,070,744

Department Stores (0.3%)
5,000	Sears Roebuck Acceptance Corp.#	(B, B1)	06/30/18	5.500	5,015,225

Diversified Capital Goods (1.3%)
11,976	Brand Energy and Infrastructure Services#	(B, B1)	11/26/20	4.750	12,060,024
1,248	Douglas Dynamics LLC#	(BB, B1)	04/18/18	5.750	1,250,027
217	Flint Group Holdings Sarl#	(NR, NR)	06/30/18	7.334	209,265
305	Flint Group Holdings Sarl#	(NR, NR)	12/31/18	7.334	279,172
9,354	Husky Injection Molding Systems Ltd.#	(B, Ba3)	07/02/18	4.250	9,433,987
					23,232,475
Electric - Generation (0.4%)
2,963	Calpine Corp.#	(BB-, B1)	10/09/19	4.000	2,990,970
1,200	Calpine Corp.#	(BB-, B1)	10/30/20	4.000	1,214,850
600	Texas Competitive Electric Holdings Co. LLC#	(CCC-, Caa3)	10/10/14	3.662	423,477
3,000	Texas Competitive Electric Holdings Co. LLC#	(CCC-, Caa3)	10/10/17	4.662	2,092,965
					6,722,262
Electric-Distribution/Transportation (0.4%)
6,489	Generac Power Systems, Inc.#	(BB-, B1)	05/31/20	3.500	6,521,833

Electronics (2.1%)
11,414	CCC Information Services Group, Inc.#	(B+, B1)	12/20/19	4.000	11,474,202
7,980	Freescale Semiconductor, Inc.#	(B, B1)	01/15/21	5.000	8,094,712
2,970	Hyland Software, Inc.#	(B, B2)	10/25/19	5.500	2,990,419
3,995	MicroSemi Corp.#	(BB+, Ba2)	02/19/20	3.500	4,011,859
9,686	MicroSemi Corp.#	(BB+, Ba2)	02/19/20	3.750	9,731,840
2,410	Presidio, Inc.#	(B+, Ba3)	03/31/17	5.750	2,429,305
716	Verint Systems, Inc.#	(BB-, B1)	09/06/19	4.000	719,862
					39,452,199
Energy - Exploration & Production (0.3%)
1,250	Delek Benelux B.V.#€	(NR, NR)	02/08/17	5.365	1,686,741
4,667	EP Energy#	(B+, Ba3)	05/24/18	3.500	4,689,417
					6,376,158

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Environmental (0.6%)
$4,500	Darling International, Inc.#	(BBB-, Ba2)	01/08/21	3.250	$4,527,135
3,759	EnergySolutions, Inc.#	(BB-, B1)	08/15/16	7.250	3,806,863
3,454	Waste Industries U.S.A., Inc.#	(B+, B1)	03/17/17	4.000	3,467,433
					11,801,431
Food & Drug Retailers (0.4%)
2,084	Holding Bercy Investissement S.C.A.#€	(BB-, B3)	03/29/19	4.963	2,832,315
3,970	Rite Aid#	(BB-, B1)	02/21/20	4.000	4,000,748
					6,833,063
Food - Wholesale (2.2%)
14,298	Del Monte Foods Co.#	(B, B1)	03/08/18	4.000	14,384,620
8,000	Dole Food Co., Inc.#	(B-, B2)	11/01/18	4.500	8,079,160
3,646	JBS U.S.A. LLC#	(BB, Ba2)	05/25/18	3.750	3,648,458
10,391	U.S. Foodservice#	(B-, B2)	03/31/19	4.500	10,504,969
3,970	Weight Watchers International, Inc.#	(BB, Ba2)	04/02/20	3.750	3,560,872
					40,178,079
Gaming (0.7%)
2,391	Affinity Gaming LLC#	(BB, Ba2)	11/09/17	4.500	2,399,536
2,000	CKX Entertainment, Inc.#	(B+, B1)	06/21/17	9.000	1,750,000
9,500	Las Vegas Sands LLC#	(BBB-, Ba2)	12/19/20	3.250	9,537,477
					13,687,013
Health Facilities (2.3%)
10,452	HCA, Inc.#	(BB, Ba3)	03/31/17	2.910	10,482,158
10,928	Heartland Dental Care LLC#	(B, B1)	12/21/18	5.500	11,043,879
9,835	Premier Dental Services, Inc.#	(B, B3)	11/01/18	8.250	9,937,779
1,962	Surgical Care Affiliates#	(B, B2)	12/29/17	4.247	1,971,979
6,179	Surgical Care Affiliates#	(B, B2)	06/29/18	4.250	6,217,568
975	United Surgical Partners International, Inc.#	(B, B1)	04/19/17	4.250	983,371
2,481	United Surgical Partners International, Inc.#	(B, B1)	04/03/19	4.750	2,504,512
					43,141,246
Health Services (3.5%)
8,345	ABB Con-Cise Optical Group LLC#	(B, B2)	02/06/19	4.500	8,366,030
3,932	Alvogen Pharma U.S., Inc.#	(B-, B3)	05/23/18	7.000	3,991,291
5,385	Ardent Medical Services, Inc.#	(B+, B1)	07/02/18	6.750	5,458,892
14,897	Capsugel Holdings U.S., Inc.#	(B+, Ba3)	08/01/18	3.500	14,948,486
2,844	Carestream Health Holdings, Inc.#	(B+, B1)	06/07/19	5.000	2,890,433
3,980	Catalent Pharma Solutions, Inc.#	(BB-, Ba3)	09/15/16	3.660	4,006,758
3,000	Catalent Pharma Solutions, Inc.#	(B, Caa1)	12/31/17	6.500	3,048,750
2,410	Convatec, Inc.#	(B+, Ba3)	12/22/16	4.000	2,443,295
9,155	Drumm Investors LLC#	(B, B2)	05/04/18	5.000	9,031,860
6,044	Faenza Acquisition GmbH#	(B, Ba3)	08/30/20	4.250	6,115,462
3,500	Mediq NV#€	(NR, NR)	02/13/20	4.733	4,773,993
					65,075,250
Hotels (0.9%)
7,481	Four Seasons Holdings, Inc.#	(BB-, B1)	06/29/20	3.500	7,532,721
8,535	Hilton Worldwide Finance#	(BB, Ba3)	10/26/20	3.750	8,598,747
					16,131,468
Household & Leisure Products (1.0%)
9,184	Serta Simmons Holdings LLC#	(B+, B1)	10/01/19	4.250	9,281,650
9,465	Tempur-Pedic International, Inc.#	(BB, Ba3)	03/18/20	3.500	9,507,097
					18,788,747
Insurance Brokerage (0.3%)
6,095	Genex Services, Inc.#	(B, B1)	07/26/18	5.250	6,155,672

Investments & Misc. Financial Services (1.5%)
6,441	Altisource Solutions Sarl#	(B+, B1)	12/09/20	4.500	6,505,631

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Investments & Misc. Financial Services
$7,359	LPL Holdings, Inc.#	(BB-, Ba2)	03/29/19	3.250	$7,374,964
3,477	StoneRiver Group LP#	(B+, B1)	11/29/19	4.500	3,479,713
2,962	StoneRiver Group LP#	(CCC+, Caa1)	05/29/20	8.500	3,002,913
489	U.S. Security Associates Holdings, Inc.#	(B, B1)	07/28/17	6.000	492,217
6,000	VFH Parent LLC#	(NR, NR)	11/08/19	5.750	6,067,500
					26,922,938
Leisure (1.1%)
561	ClubCorp Club Operations#	(BB, Ba2)	07/23/20	4.000	565,406
2,846	Deluxe Entertainment Services Group, Inc.#	(CCC+, B2)	07/03/17	8.000	2,856,852
6,965	Great Wolf Resorts, Inc.#	(BB-, B3)	08/06/20	4.500	7,040,082
1,809	Merlin Entertainments Group Luxembourg 2 Sarl#€	(BB-, NR)	07/03/19	3.488	2,459,811
6,978	Seaworld Parks & Entertainment, Inc.#	(BB+, Ba3)	05/14/20	3.000	6,954,230
					19,876,381
Life Insurance (0.2%)
1,617	MMM Holdings, Inc.#	(B+, B2)	12/12/17	9.750	1,631,586
1,176	MSO of Puerto Rico, Inc.#	(B+, B2)	12/12/17	9.750	1,186,609
					2,818,195
Media - Broadcast (2.8%)
6,480	Cequel Communications LLC#	(BB-, Ba2)	02/14/19	3.500	6,508,686
1,488	Gray Television, Inc.#	(BB, Ba3)	10/14/19	4.750	1,502,661
3,225	IMG Worldwide, Inc.#	(B+, Ba2)	06/16/16	5.500	3,246,952
9,081	Lin Television Corp.#	(BB+, Ba2)	12/21/18	4.000	9,149,529
3,023	Mission Broadcasting, Inc.#	(BB, Ba3)	10/01/20	3.750	3,040,084
3,428	Nexstar Broadcasting, Inc.#	(BB, Ba3)	10/01/20	3.750	3,447,503
3,970	Nine Entertainment Group Ltd.#	(BB-, Ba2)	02/05/20	3.500	3,963,787
13,115	TWCC Holding Corp.#	(B+, Ba3)	02/13/17	3.500	13,101,198
5,000	UPC Financing Partnership#€	(BB, Ba3)	03/31/21	3.973	6,789,412
					50,749,812
Media - Cable (0.8%)
1,965	Bragg Communications, Inc.#	(BB, NR)	02/27/18	3.500	1,974,216
5,500	Virgin Media Investment Holding#	(BB-, Ba3)	06/07/20	3.500	5,519,250
5,000	YPSO France SAS#€	(NR, NR)	12/31/18	3.987	6,775,050
					14,268,516
Media - Diversified (0.9%)
17,000	Tribune Co.#	(BB+, Ba3)	12/27/20	4.000	16,991,160

Media - Services (0.5%)
9,975	WMG Acquisition Corp.#	(BB-, Ba3)	07/01/20	3.750	10,018,641

Medical Products (0.4%)
2,500	BSN Medical GmbH & Co.#	(BB-, Ba3)	08/28/19	4.000	2,516,875
2,969	IMS Health, Inc.#€	(BB-, Ba3)	08/26/17	4.250	4,055,233
					6,572,108
Metals & Mining - Excluding Steel (1.5%)
2,957	Arch Coal, Inc.#	(B+, B1)	05/16/18	6.250	2,933,837
456	CeramTec Acquisition Corp.#	(B, Ba3)	08/30/20	4.250	461,725
12,289	FMG Resources#	(BBB-, Baa3)	06/30/19	4.250	12,438,832
5,391	Noranda Aluminium Acquisition Corp.#	(B, B1)	02/28/19	5.750	5,134,863
6,967	U.S. Silica Co.#	(BB-, B1)	07/23/20	4.000	7,011,041
					27,980,298
Oil Field Equipment & Services (2.1%)
5,943	BakerCorp International, Inc.#	(B, Ba3)	02/07/20	4.250	5,950,028
10,460	Pacific Drilling S.A.#	(B+, B1)	06/04/18	4.500	10,600,551
5,970	Philadelphia Energy Solutions Refining and Marketing LLC#	(BB-, B1)	04/04/18	6.250	5,414,005
3,500	Shelf Drilling Holdings Ltd.#	(B+, B2)	10/08/18	10.000	3,567,813
9,591	Utex Industries, Inc.#	(B, B2)	04/10/20	4.500	9,684,903

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Oil Field Equipment & Services
$2,500	Utex Industries, Inc.#	(CCC+, Caa2)	04/10/21	8.750	$2,568,750
					37,786,050
Oil Refining & Marketing (0.3%)
5,000	Wildhorse Resources LLC#	(B, B3)	12/13/18	7.500	5,075,000

Packaging (1.7%)
12,952	Berry Plastics Holding Corp.#	(B+, B1)	02/08/20	3.500	12,929,603
5,940	BWAY Holding Co.#	(B, B1)	08/06/17	4.500	5,986,035
2,985	Clondalkin Acquisition B.V.#	(B, B2)	05/31/20	5.750	3,011,119
3,000	Evergreen Tank Solutions#	(B-, B3)	09/28/18	9.500	3,007,515
1,830	Kleopatra Acquisition Corp.#	(B, Ba3)	12/21/16	5.750	1,849,196
2,003	Pertus Sechzehnte GmbH Mauser#	(NR, NR)	12/14/16	4.535	2,006,451
1,997	Pertus Sechzehnte GmbH Mauser#	(NR, NR)	06/14/17	4.785	2,001,109
					30,791,028
Pharmaceuticals (2.5%)
8,232	Amneal Pharmaceuticals LLC#	(B, B2)	11/01/19	5.750	8,303,904
267	inVentiv Health, Inc.#	(B-, B2)	05/15/18	7.750	265,290
10,149	Par Pharmaceutical#	(B, B1)	09/30/19	4.250	10,196,100
4,000	Patheon, Inc.#	(B, B3)	12/14/18	7.250	3,997,950
7,000	Patheon, Inc.#	(B, B2)	01/22/21	4.250	6,998,530
2,500	Patheon, Inc.#€	(B, B2)	01/22/21	4.500	3,365,071
9,963	Valeant Pharmaceuticals International, Inc.#	(BB, Ba1)	12/11/19	3.750	10,051,465
3,000	Valeant Pharmaceuticals International, Inc.#	(BB, Ba1)	08/05/20	4.500	3,035,385
					46,213,695
Printing & Publishing (1.1%)
106	F & W Media, Inc.#	(CCC-, Caa3)	12/09/14	10.000	89,864
7,665	Harland Clarke Holdings Corp.#	(B+, B1)	06/30/17	5.497	7,722,764
2,469	Harland Clarke Holdings Corp.#	(B+, B1)	05/22/18	7.000	2,503,473
5,767	hibu PLC#	(NR, NR)	07/31/14	3.909	1,298,965
9,010	MTL Publishing LLC#	(BB-, Ba3)	06/29/18	4.250	9,069,634
					20,684,700
Real Estate Development & Management (0.2%)
3,579	Capital Automotive LP#	(BB-, Ba2)	04/10/19	4.000	3,614,744

Real Estate Investment Trusts (0.4%)
7,845	iStar Financial, Inc.#	(BB-, B1)	10/15/17	4.500	7,900,902

Restaurants (1.1%)
3,947	Dine Equity, Inc.#	(BB-, Ba2)	10/19/17	3.750	3,979,406
8,234	Dunkin Brands, Inc.#	(B+, B2)	02/14/20	3.750	8,259,391
8,440	Select Service Partner Ltd.#	(NR, NR)	06/15/16	2.660	8,370,073
					20,608,870
Software/Services (8.5%)
4,779	Decision Insight Information Group U.S.#	(B, B1)	01/04/17	7.000	4,783,695
10,928	Deltek, Inc.#	(B, B1)	10/10/18	4.500	11,003,194
4,708	Eagle Parent, Inc.#	(B+, Ba3)	05/16/18	4.000	4,745,195
10,316	Evertec, Inc.#	(BB-, B1)	04/17/20	3.500	10,066,585
7,939	First Data Corp.#	(B+, B1)	03/24/18	4.158	7,958,385
5,698	First Data Corp.#	(B+, B1)	03/24/21	4.159	5,714,123
6,129	Flexera Software, Inc.#	(B+, B2)	03/13/19	5.000	6,180,581
2,824	Genesys Telecom Holdings U.S., Inc.#	(B, B2)	02/08/20	4.000	2,813,780
7,750	Genesys Telecom Holdings U.S., Inc.#	(B, B2)	11/13/20	4.500	7,783,906
8,917	Infor (U.S.), Inc.#	(B+, Ba3)	06/03/20	3.750	8,952,537
5,131	Kronos, Inc.#	(B, B1)	10/30/19	4.500	5,190,249
7,960	Landslide Holdings, Inc.#	(B+, B2)	08/09/19	5.250	8,019,740
11,651	On Assignment#	(BB-, Ba2)	05/15/20	3.500	11,704,618
10,945	Pinnacle (U.S.) Acquisition Co. Ltd.#	(B+, B1)	07/30/19	4.750	11,013,406
7,500	SafeNet, Inc.#	(B, B3)	04/12/15	6.159	7,495,350
1,000	Serena Software, Inc.#	(B+, B1)	03/10/16	5.000	997,085
650	SS&C Technologies Holdings Europe Sarl#	(BB, Ba3)	06/08/19	3.250	652,570

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Software/Services
$6,283	SS&C Technologies, Inc.#	(BB, Ba3)	06/08/19	3.250	$6,308,178
8,571	SumTotal Systems, Inc.#	(B+, B1)	11/16/18	6.250	8,565,407
4,950	SunGard Data Systems, Inc.#	(BB, Ba3)	01/31/20	4.500	4,977,225
5,906	The TriZetto Group, Inc.#	(B-, B2)	05/02/18	4.750	5,894,767
1,000	The TriZetto Group, Inc.#	(CCC, Caa2)	03/28/19	8.500	987,500
8,411	U.S. Ft Holdco, Inc.#	(B+, B1)	11/30/17	4.500	8,473,930
2,970	Wall Street Systems Holdings, Inc.#	(B, B2)	10/25/19	5.750	2,986,706
1,000	Wall Street Systems Holdings, Inc.#	(B-, Caa2)	10/25/20	9.250	1,008,750
2,528	Web.com Group, Inc.#	(B+, Ba3)	10/27/17	4.500	2,558,921
					156,836,383
Specialty Retail (5.2%)
7,500	AB Acquisitions French Holdco SAS#€	(NR, NR)	07/10/17	3.710	10,149,628
14,757	Academy Ltd.#	(B, B1)	08/03/18	4.500	14,903,820
12,927	BJ’s Wholesale Club, Inc.#	(B-, B3)	09/26/19	4.500	13,068,411
3,000	BJ’s Wholesale Club, Inc.#	(CCC, Caa2)	03/31/20	8.500	3,096,885
14,996	General Nutrition Centers, Inc.#	(BBB-, B1)	03/04/19	3.250	15,021,698
7,885	Leslie’s Poolmart, Inc.#	(B, B2)	10/16/19	4.250	7,956,093
13,424	Michaels Stores, Inc.#	(BB-, Ba3)	01/28/20	3.750	13,508,525
2,812	National Vision, Inc.#	(BB-, B1)	08/02/18	7.000	2,867,747
5,544	Ollie’s Holdings, Inc.#	(B, B2)	09/28/19	5.250	5,572,020
4,962	PETCO Animal Supplies Stores, Inc.#	(B, Ba3)	11/24/17	4.000	5,004,654
1,199	Pilot Travel Centers LLC#	(BB, Ba2)	03/30/18	3.750	1,206,155
2,469	Pilot Travel Centers LLC#	(BB, Ba2)	08/07/19	4.250	2,492,648
					94,848,284
Steel Producers/Products (0.6%)
10,588	JMC Steel Group, Inc.#	(BB-, B2)	04/01/17	4.750	10,640,897

Support-Services (2.7%)
3,842	Aramark Corp.#	(BBB-, B1)	07/26/16	3.747	3,869,156
2,500	Blackstone Perpetual Bidco B.V.#€	(NR, NR)	02/15/20	4.768	3,400,403
14,132	DigitalGlobe, Inc.#	(BBB-, Ba2)	01/31/20	3.750	14,209,861
6,431	Emdeon, Inc.#	(BB-, Ba3)	11/02/18	3.750	6,461,961
5,445	Hertz Corp.#	(BB, Ba1)	03/11/18	3.750	5,469,666
5,970	ISS A/S#	(BB, Ba3)	04/30/18	3.750	5,996,656
2,500	Redtop Acquisitions Ltd.#	(CCC+, B3)	06/03/21	8.250	2,559,375
3,741	Sabre, Inc.#	(B, B1)	02/19/19	4.500	3,757,589
3,262	Sabre, Inc.#	(B, B1)	02/19/19	5.250	3,289,005
					49,013,672
Telecom - Integrated/Services (3.0%)
15,000	Coronado Guarantor LLC#	(B+, B1)	11/25/20	4.750	15,199,950
750	Coronado Guarantor LLC#	(CCC+, Caa1)	05/25/21	8.750	759,375
5,218	Intelsat Jackson Holdings S.A.#	(BB, Ba3)	06/30/19	3.750	5,267,227
8,960	LTS Buyer LLC#	(B, B1)	04/13/20	4.000	9,004,743
3,490	Securus Technologies, Inc.#	(B, B2)	04/30/20	4.750	3,489,730
4,955	Windstream Corp.#	(BB+, Ba2)	08/08/19	3.500	4,977,383
15,389	Zayo Group LLC#	(B, B1)	07/02/19	4.000	15,498,720
					54,197,128
Telecom - Wireless (1.1%)
6,684	Cricket Communications, Inc.#	(B+, Ba3)	10/10/19	4.750	6,711,927
12,935	Crown Castle Operating Co.#	(BBB-, Ba2)	01/31/21	3.250	13,002,091
					19,714,018
Telecommunications Equipment (1.0%)
1,449	Alcatel-Lucent U.S.A., Inc.#	(B+, B1)	01/30/19	5.750	1,464,720
6,864	Avaya, Inc.#	(B, B1)	10/26/17	4.736	6,724,929
3,363	Avaya, Inc.#	(B, B1)	03/31/18	8.000	3,399,402
3,990	CommScope, Inc.#	(BB+, Ba2)	01/14/18	3.250	4,001,631
2,222	Mitel U.S. Holdings#	(B+, Ba3)	01/31/20	5.250	2,241,667
					17,832,349

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Textiles & Apparel (0.4%)
$7,000	Choo Luxury Holdings Ltd.#	(NR, NR)	06/28/18	3.835	$6,889,155

Theaters & Entertainment (2.3%)
9,930	AMC Entertainment, Inc.#	(BB-, Ba2)	04/30/20	3.500	9,968,342
13,978	Live Nation Worldwide, Inc.#	(BB, Ba3)	08/16/20	3.500	14,073,665
8,775	Tech Finance & Co S.C.A.#	(B, B3)	07/10/20	7.250	8,931,327
1,219	Technicolor S.A.#	(CCC+, B3)	05/26/16	6.750	1,240,747
4,954	Technicolor S.A.#	(CCC+, B3)	05/26/17	7.750	5,040,430
3,590	Village Roadshow Ltd.#	(NR, A2)	11/21/17	4.750	3,643,850
					42,898,361
Transportation - Excluding Air/Rail (0.5%)
9,571	Navios Maritime Partners LP#	(BB, Ba3)	06/27/18	5.250	9,810,544
TOTAL BANK LOANS (Cost $1,455,366,770)					1,463,415,197

CORPORATE BONDS (11.2%)
Auto Parts & Equipment (0.3%)
2,225	Tomkins, Inc., Global Secured Notes (Callable 10/01/14 @ 104.50)	(BB-, B1)	10/01/18	9.000	2,422,469
3,250	UCI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.31)§	(CCC, Caa1)	02/15/19	8.625	3,217,500
					5,639,969
Brokerage (0.1%)
2,341	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 105.53)§‡	(B+, B1)	04/01/20	7.375	2,463,903

Building Materials (0.8%)
3,500	Building Materials Corp. of America, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 103.50)‡	(BB+, Baa3)	02/15/20	7.000	3,753,750
4,000	Euramax International, Inc., Global Senior Secured Notes (Callable 03/03/14 @ 107.13)	(B-, Caa2)	04/01/16	9.500	4,040,000
5,350	Headwaters, Inc., Global Secured Notes (Callable 04/01/15 @ 103.81)	(B+, B2)	04/01/19	7.625	5,804,750
400	Sanitec Corp., Rule 144A, Senior Secured Notes (Callable 05/15/14 @ 101.00)#€‡	(BB-, B1)	05/15/18	4.968	550,039
					14,148,539
Chemicals (0.3%)
1,500	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 102.00)#€‡	(BB-, B1)	02/15/19	7.250	2,149,252
500	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 105.63)§‡	(BB-, B1)	05/01/20	7.500	548,750
2,000	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 104.78)‡	(B+, Ba3)	10/15/19	6.375	2,070,000
1,500	Taminco Global Chemical Corp., Rule 144A, Secured Notes (Callable 03/31/15 @ 107.31)‡	(B-, Caa1)	03/31/20	9.750	1,702,500
					6,470,502
Consumer Products (0.1%)
1,000	NBTY, Inc., Global Company Guaranteed Notes (Callable 10/01/14 @ 104.50)	(B, B3)	10/01/18	9.000	1,085,000

Diversified Capital Goods (0.5%)
5,250	Anixter, Inc., Global Company Guaranteed Notes§	(BB, Ba3)	05/01/19	5.625	5,512,500
1,000	KION Finance S.A., Rule 144A, Senior Secured Notes (Callable 02/15/14 @ 101.00)#€‡	(BB-, Ba3)	02/15/20	4.718	1,372,150
1,333	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ 104.38)	(NR, B1)	09/01/20	8.750	1,499,625
					8,384,275
Energy - Exploration & Production (1.2%)
11,005	EPL Oil & Gas, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.13)	(B-, Caa1)	02/15/18	8.250	11,885,400

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Energy - Exploration & Production
$5,000	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 11/01/16 @ 103.25)	(B, B3)	11/01/21	6.500	$5,350,000
3,741	Oasis Petroleum, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/17 @ 103.44)§‡	(B, B3)	03/15/22	6.875	3,984,165
					21,219,565
Forestry & Paper (0.0%)
200	Stone & Webster, Inc.*	(NR, NR)	10/23/19	0.000	300

Gaming (0.0%)
197	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/14 @ 100.00)‡	(B, Caa1)	11/15/19	7.250	194,045

Gas Distribution (0.6%)
2,250	Energy Transfer Equity LP, Senior Secured Notes§	(BB, Ba2)	10/15/20	7.500	2,545,312
1,000	Genesis Energy LP, Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)§	(B, B1)	02/15/21	5.750	1,020,000
1,000	Genesis Energy LP, Global Company Guaranteed Notes (Callable 12/15/14 @ 103.94)	(B, B1)	12/15/18	7.875	1,085,000
6,250	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 103.25)	(BB-, B1)	03/01/20	6.500	6,531,250
					11,181,562
Health Facilities (0.4%)
2,925	MPT Finance Corp., Company Guaranteed Notes (Callable 02/15/17 @ 103.19)	(BB, Ba1)	02/15/22	6.375	3,034,687
5,000	Symbion, Inc., Global Company Guaranteed Notes	(CCC+, Caa2)	08/23/15	11.000	5,031,250
					8,065,937
Health Services (0.2%)
3,350	MedAssets, Inc., Global Company Guaranteed Notes (Callable 11/15/14 @ 104.00)	(B, B3)	11/15/18	8.000	3,626,375
724	STHI Holding Corp., Rule 144A, Secured Notes (Callable 03/15/14 @ 106.00)‡	(B, B2)	03/15/18	8.000	773,775
					4,400,150
Insurance Brokerage (0.3%)
3,000	Towergate Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/14 @ 101.00)#£‡	(NR, B1)	02/15/18	6.021	4,989,515

Investments & Misc. Financial Services (0.2%)
2,000	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.28)£‡	(BB, B1)	08/01/20	8.375	3,614,079
500	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 10/01/15 @ 107.78)£‡	(BB, B1)	10/01/19	10.375	953,201
					4,567,280
Leisure (0.1%)
1,000	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/16 @ 103.94)‡	(BB-, B3)	01/15/21	5.250	992,500

Media - Cable (0.2%)
3,000	Altice Financing S.A., Rule 144A, Company Guaranteed Notes (Callable 12/15/16 @ 104.88)‡	(BB-, B1)	01/15/22	6.500	3,045,000

Media - Diversified (0.5%)
8,390	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/16 @ 103.63)‡	(BB-, Ba3)	02/01/20	7.250	8,956,325

Media - Services (0.6%)
3,000	Cerved Group SpA, Rule 144A, Senior Secured Notes (Callable 01/15/15 @ 100.00)#€‡	(B, B2)	01/15/19	5.657	4,109,370
575	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)§	(B, B1)	11/15/22	6.500	590,813
1,400	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	1,445,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media - Services
$4,120	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 01/15/16 @ 104.50)§‡	(BB-, Ba3)	01/15/21	6.000	$4,284,800
					10,430,483
Metals & Mining - Excluding Steel (1.2%)
2,500	Calcipar S.A., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 103.44)‡	(BB, Ba3)	05/01/18	6.875	2,662,500
2,000	Eldorado Gold Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/16 @ 103.06)‡	(BB, Ba3)	12/15/20	6.125	1,920,000
3,000	Global Brass & Copper, Inc., Global Senior Secured Notes (Callable 06/01/16 @ 104.75)	(B, B3)	06/01/19	9.500	3,457,500
2,000	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 06/01/16 @ 104.13)	(BB-, Ba3)	06/01/20	8.250	2,260,000
7,500	KGHM International Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/15/15 @ 103.88)§‡	(BB-, B1)	06/15/19	7.750	7,987,500
2,000	Noranda Aluminum Acquisition Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/16 @ 105.50)‡	(CCC+, Caa1)	06/01/19	11.000	1,770,000
150	Old AII, Inc., Global Company Guaranteed Notesø^	(NR, NR)	12/15/14	9.000	15
250	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/14 @ 100.00)ø^	(NR, NR)	12/15/16	10.000	25
2,000	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 104.63)‡	(NR, NR)	05/15/19	9.250	1,420,000
					21,477,540
Oil Field Equipment & Services (0.6%)
4,468	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 12/01/15 @ 103.63)‡	(B+, B2)	12/01/17	7.250	4,836,610
3,000	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/14 @ 104.94)	(B+, B2)	03/15/18	9.875	3,180,000
2,000	Shelf Drilling Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 104.31)§‡	(B+, B1)	11/01/18	8.625	2,165,000
					10,181,610
Oil Refining & Marketing (0.5%)
6,522	Coffeyville Finance, Inc., Global Secured Notes (Callable 11/01/17 @ 103.25)§	(B+, B2)	11/01/22	6.500	6,636,135
3,000	PBF Finance Corp., Global Senior Secured Notes (Callable 02/15/16 @ 104.13)§	(BB+, Ba3)	02/15/20	8.250	3,292,500
					9,928,635
Packaging (0.2%)
4,423	Reynolds Group Issuer LLC, Global Senior Secured Notes (Callable 10/15/15 @ 104.31)§	(B+, B1)	10/15/20	5.750	4,544,632

Pharmaceuticals (0.0%)
150	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ 105.00)§‡	(CCC, Caa2)	08/15/18	11.000	136,500

Restaurants (0.1%)
1,500	Punch Taverns Finance PLC, Series A, Senior Secured Notes£	(BBB, Baa3)	04/15/22	7.274	2,606,923

Software/Services (0.2%)
2,000	Epicor Software Corp., Global Company Guaranteed Notes (Callable 05/01/15 @ 104.31)	(CCC+, Caa1)	05/01/19	8.625	2,180,000
2,000	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 01/15/15 @ 104.56)	(B-, Caa1)	01/15/19	9.125	2,192,500
					4,372,500
Specialty Retail (0.3%)
2,250	DFS Furniture Holdings PLC, Rule 144A, Senior Secured Notes (Callable 03/01/14 @ 101.00)#£‡	(B, B2)	08/15/18	6.525	3,753,229
1,765	Express Finance Corp., Global Company Guaranteed Notes (Callable 03/01/14 @ 104.38)	(BB, Ba3)	03/01/18	8.750	1,859,887
					5,613,116

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Support-Services (0.5%)
$2,500	CoreLogic, Inc., Global Company Guaranteed Notes (Callable 06/01/16 @ 103.63)§	(B+, B1)	06/01/21	7.250	$2,690,625
5,500	EnergySolutions LLC, Global Company Guaranteed Notes (Callable 08/15/14 @ 105.38)	(B+, Caa2)	08/15/18	10.750	5,871,250
					8,561,875
Telecom - Integrated/Services (0.3%)
100	Hellas Telecommunications Luxembourg II S.C.A., Rule 144A, Subordinated Notes‡ø^	(NR, NR)	01/15/15	0.000	—
5,699	Hughes Satellite Systems Corp., Global Senior Secured Notes	(B+, Ba3)	06/15/19	6.500	6,226,157
					6,226,157
Telecommunications Equipment (0.3%)
2,600	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ 104.75)‡	(B+, B1)	12/01/16	9.500	2,873,000
1,690	Brightstar Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/15 @ 105.44)§‡	(B+, B1)	08/01/18	7.250	1,850,550
					4,723,550
Textiles & Apparel (0.1%)
275	IT Holding Finance S.A., Company Guaranteed Notes€ø	(NR, NR)	11/15/25	9.875	3,653
1,000	Takko Luxembourg 2 S.C.A., Rule 144A, Senior Secured Notes (Callable 04/15/16 @ 104.94)€‡	(B-, B3)	04/15/19	9.875	1,267,300
					1,270,953
Theaters & Entertainment (0.5%)
1,500	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/01/14 @ 104.38)	(B-, B2)	06/01/19	8.750	1,601,250
1,000	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 12/01/15 @ 104.88)	(CCC+, Caa1)	12/01/20	9.750	1,152,500
4,050	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17 @ 103.00)	(BB-, Ba2)	04/15/22	6.000	4,232,250
1,619	National CineMedia LLC, Global Senior Unsecured Notes (Callable 07/15/16 @ 103.94)§	(B, B2)	07/15/21	7.875	1,793,042
					8,779,042
TOTAL CORPORATE BONDS (Cost $202,313,189)					204,657,883

ASSET BACKED SECURITIES (3.1%)
Collateralized Debt Obligations (3.1%)
1,000	ACAS CLO Ltd., 2012-1A, Rule 144A#‡	(BBB, NR)	09/20/23	5.095	999,392
3,000	ACAS CLO Ltd., 2013-2A, Rule 144A#‡	(BB, NR)	10/25/25	4.759	2,683,428
2,250	ALM V Ltd., 2012-5A, Rule 144A#‡	(NR, Ba2)	02/13/23	5.739	2,238,032
1,875	ARES XXV CLO Ltd., 2012-3A, Rule 144A#‡	(BBB, NR)	01/17/24	4.888	1,887,545
2,000	Atlas Senior Loan Fund III Ltd., 2013-1A, Rule 144A#‡	(BBB, NR)	08/18/25	3.770	1,910,976
1,000	Avalon IV Capital Ltd., 2012-1A, Rule 144A#‡	(BBB, NR)	04/17/23	5.238	1,002,050
1,750	Babson CLO Ltd., 2013-IA, Rule 144A#‡	(BB, NR)	04/20/25	4.637	1,636,693
500	Black Diamond CLO Ltd., 2012-1A, Rule 144A#‡	(BB, NR)	02/01/23	6.238	497,729
1,000	BlueMountain CLO Ltd., 2013-2A, Rule 144A#‡	(BB, NR)	01/22/25	5.287	958,191
2,000	Carlyle Global Market Strategies CLO Ltd., 2013-3A, Rule 144A#‡	(BB, NR)	07/15/25	4.839	1,873,598
2,000	Central Park CLO Ltd., 2011-1A, Rule 144A#‡	(BB, NR)	07/23/22	4.737	1,883,496
1,000	CIFC Funding Ltd., 2012-3A, Rule 144A#‡	(BB-, NR)	01/29/25	6.236	999,755
2,250	CIFC Funding Ltd., 2012-3A, Rule 144A#‡	(B, NR)	01/29/25	7.136	2,262,978
2,000	CIFC Funding Ltd., 2013-3A, Rule 144A#‡	(BB, NR)	10/24/25	5.006	1,919,670
1,500	Halcyon Loan Advisors Funding Ltd., 2012-2A, Rule 144A#‡	(BB, NR)	12/20/24	5.645	1,430,936
2,000	Halcyon Structured Asset Management Long Secured/Short Unsecured, 2007-2A, Rule 144A#‡	(BBB, Ba1)	10/29/21	3.986	2,030,666
3,000	ING Investment Management CLO Ltd., 2011-1A, Rule 144A#‡	(BB, NR)	06/22/21	4.746	2,790,042
2,000	Jamestown CLO Ltd., 2013-3A, Rule 144A#‡	(BB-, NR)	01/15/26	4.843	1,802,214
1,250	KKR Financial CLO Corp., 2007-1A, Rule 144A#‡	(A, A3)	05/15/21	2.491	1,232,032
1,850	KVK CLO Ltd., 2012-1A, Rule 144A#‡	(BB, NR)	07/15/23	6.489	1,878,340
3,000	KVK CLO Ltd., 2013-1A, Rule 144A#‡	(BB, NR)	04/14/25	5.742	2,889,447
3,000	Marquette Park CLO Ltd., 2005-1A, Rule 144A#‡	(AA-, Aa3)	07/12/20	2.042	2,932,638
2,000	Neuberger Berman CLO Ltd., 2012-12A, Rule 144A#‡	(BB, NR)	07/25/23	7.239	2,016,182

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES
Collateralized Debt Obligations
$1,000	Ocean Trails CLO II, 2007-2X#	(BBB-, Ba2)	06/27/22	2.592	$964,047
2,500	OZLM Funding Ltd., 2013-5A, Rule 144A#‡	(BB, NR)	01/17/26	5.028	2,349,752
2,000	Shackleton I CLO Ltd., 2012-1A, Rule 144A#‡	(BB, NR)	08/14/23	6.439	1,999,674
1,750	Shackleton II CLO Ltd., 2012-2A, Rule 144A#‡	(BBB, NR)	10/20/23	4.287	1,743,415
2,500	Sound Point CLO Ltd., 2013-3A, Rule 144A#‡	(NR, Ba3)	01/21/26	4.782	2,234,205
2,750	Symphony CLO VIII LP, 2012-8A, Rule 144A#‡	(BBB, NR)	01/09/23	4.842	2,753,472
1,666	Venture X CLO Ltd., 2012-12A, Rule 144A#‡	(BB, NR)	02/28/24	5.538	1,616,303
2,250	Whitehorse VII Ltd., 2013-1A, Rule 144A#‡	(BB-, NR)	11/24/25	5.106	2,129,890
TOTAL ASSET BACKED SECURITIES (Cost $56,519,210)					57,546,788

Number of Shares

COMMON STOCKS (0.0%)
Automotive (0.0%)
588	Safelite Realty Corp.*^				—

Building & Construction (0.0%)
6,800	Ashton Woods U.S.A. LLC, Class B*^				101,388

Chemicals (0.0%)
9,785	Huntsman Corp.				214,487

Gaming (0.0%)
10,150	Majestic Holdco LLC*				8,120

Health Services (0.0%)
22	Magellan Health Services, Inc.*				1,317

Printing & Publishing (0.0%)
1,131	F & W Media, Inc.*				11,310
TOTAL COMMON STOCKS (Cost $93,165)					336,622

WARRANT (0.0%)
Printing & Publishing (0.0%)
1,673	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14*^ (Cost $—)				—

SHORT-TERM INVESTMENTS (11.6%)
10,934,403	State Street Navigator Prime Portfolio, 0.05%§§				10,934,403

Par (000)			Maturity	Rate%

$202,716	State Street Bank and Trust Co. Euro Time Deposit		02/03/14	0.010	202,716,000
TOTAL SHORT-TERM INVESTMENTS (Cost $213,650,403)					213,650,403

TOTAL INVESTMENTS AT VALUE (105.5%) (Cost $1,927,942,737)					1,939,606,893

LIABILITIES IN EXCESS OF OTHER ASSETS (-5.5%)					(101,188,564)

NET ASSETS (100.0%)					$1,838,418,329

INVESTMENT ABBREVIATION

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of January 31, 2014.
£	This security is denominated in British Pound.
€	This security is denominated in Euro.
§	Security or portion thereof is out on loan.

‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, these securities amounted to a value of $139,732,049 or 7.6% of net assets.

*	Non-income producing security.
ø	Bond is currently in default.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2014.

At January 31, 2014, Open Forward Foreign Currency Contracts were as follows:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Net Unrealized Appreciation/ (Depreciation)
EUR	2,400,000	USD	3,236,160	02/04/14	Morgan Stanley	$3,236,160	$3,236,521	$361
GBP	2,000,000	USD	3,287,000	02/04/14	Morgan Stanley	3,287,000	3,286,901	(99)
USD	68,833,019	EUR	50,430,000	04/16/14	Morgan Stanley	(68,833,019)	(68,009,494)	823,525
USD	28,114,153	GBP	17,170,000	04/16/14	Morgan Stanley	(28,114,153)	(28,202,930)	(88,777)
								$735,010

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less may be valued at amortized cost. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value.  The forward is valued at the net of the present value and the spot rate and are generally categorized as Level 2. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$1,457,930,956	$5,484,241	$1,463,415,197
Corporate Bonds	—	204,657,843	40	204,657,883
Asset Backed Securities	—	57,546,788	—	57,546,788
Common Stocks	215,804	19,430	101,388	336,622
Warrants	—	—	—	—
Short-term Investments	10,934,403	202,716,000	—	213,650,403
Other Financial Instruments*
Forward Foreign Currency Contracts	—	735,010	—	735,010
	$11,150,207	$1,923,606,027	$5,585,669	$1,940,341,903

*    Other financial instruments include unrealized appreciation/(depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of January 31, 2014 in which significant unobservable inputs (Level 3) were used in determining value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Bank Loans	Corporate Bonds	Common Stocks	Warrants	Total
Balance as of October 31, 2013	$—	$40	$101,388	$0	$101,428
Accrued discounts/premiums	26,189	—	—	—	26,189
Purchases	1,970,000	—	—	—	1,970,000
Sales	—	—	—	—	—
Realized gain/(loss)	—	—	—	—	—
Change in unrealized appreciation/(depreciation)	51,311	0	0	—	51,311
Transfers into Level 3	3,436,741	—	—	—	3,436,741
Transfers out of Level 3	—	—	—	—	—
Balance as of January 31, 2014	$5,484,241	$40	$101,388	$0	$5,585,669

Net change in unrealized appreciation/(depreciation) from investments still held as of January 31, 2014	$51,311	$0	$0	$0	$51,311

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.  For the quarter ended January 31, 2014, there were no significant transfers in and out of Level 1 and Level 2, but there was $3,436,741 transferred in from Level 2 to Level 3, due to lack of observable market data because of decrease in market activity. All transfers are assumed to occur at the end of the reporting period.

Federal Income Tax Cost - At January 31, 2014, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation/(depreciation) for income tax purposes were as follows:

Cost of investments	$1,927,942,737
Unrealized appreciation	$18,137,984
Unrealized depreciation	(6,473,828)
Net unrealized appreciation/(depreciation)	$11,664,156

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Emerging Markets Equity Fund

Schedule of Investments

January 31, 2014 (unaudited)

	Number of Shares	Value
COMMON STOCKS (88.5%)
BRAZIL (8.9%)
Capital Markets (0.4%)
Grupo BTG Pactual (Unit)	8,000	$82,946

Commercial Banks (1.7%)
Banco do Brasil S.A.	36,000	308,567

Diversified Consumer Services (1.2%)
Kroton Educacional S.A.	14,800	225,380

Household Durables (1.6%)
Cyrela Brazil Realty S.A.	23,400	137,538
MRV Engenharia e Participacoes S.A.	50,000	169,610
		307,148
Insurance (0.8%)
Porto Seguro S.A.	13,100	152,269

IT Services (0.6%)
Cielo S.A.	4,400	116,129

Metals & Mining (2.1%)
Vale S.A., ADR	29,000	394,400

Transportation Infrastructure (0.5%)
Arteris S.A.	12,500	85,680
		1,672,519
CHINA (16.0%)
Commercial Banks (8.2%)
Agricultural Bank of China, Ltd., Series H	454,000	198,167
Bank of China, Ltd., Series H	911,000	384,465
China CITIC Bank Corp., Ltd., Series H	353,000	168,850
China Minsheng Banking Corp., Ltd., Series H	129,000	125,953
Chongqing Rural Commercial Bank, Series H	273,000	115,508
Industrial & Commercial Bank of China, Ltd., Series H	874,000	539,924
		1,532,867
Communications Equipment (0.7%)
Coolpad Group, Ltd.	240,000	129,245

Construction & Engineering (0.5%)
China Communications Construction Co., Ltd., Series H	131,000	95,320

Food Products (1.9%)
Biostime International Holdings, Ltd.	23,500	202,414
Labixiaoxin Snacks Group, Ltd.	231,000	148,748
		351,162
Hotels, Restaurants & Leisure (0.6%)
Ctrip.com International, Ltd., ADR *	2,800	110,628

Internet Software & Services (0.9%)
Tencent Holdings, Ltd.	2,400	168,087

Life Sciences Tools & Services (1.3%)
WuXi PharmaTech Cayman, Inc., ADR *	7,300	254,770

Oil, Gas & Consumable Fuels (1.0%)
China Petroleum & Chemical Corp., Series H	238,000	187,666

Software (0.9%)
Giant Interactive Group, Inc., ADR	16,400	180,564
		3,010,309
CYPRUS (0.8%)
Road & Rail (0.8%)
Globaltrans Investment PLC, GDR, Reg S	10,800	143,100

HONG KONG (7.0%)
Chemicals (0.6%)
Huabao International Holdings, Ltd.	207,000	105,333

	Number of Shares	Value
COMMON STOCKS
HONG KONG
Construction & Engineering (0.7%)
China Singyes Solar Technologies Holdings, Ltd.	119,000	$135,221

Hotels, Restaurants & Leisure (1.4%)
Galaxy Entertainment Group, Ltd. *	27,000	263,880

Industrial Conglomerates (1.7%)
Hutchison Whampoa, Ltd.	16,000	198,220
Jardine Strategic Holdings, Ltd.	3,500	113,598
		311,818
Oil, Gas & Consumable Fuels (0.7%)
CNOOC, Ltd.	91,000	141,333

Real Estate Management & Development (1.4%)
China Overseas Land & Investment, Ltd.	46,000	123,464
Shimao Property Holdings, Ltd.	62,500	136,336
		259,800
Wireless Telecommunication Services (0.5%)
China Mobile, Ltd.	9,500	90,702
		1,308,087
INDIA (2.4%)
Automobiles (1.0%)
Tata Motors, Ltd., ADR	6,600	183,810

Commercial Banks (0.7%)
State Bank of India, GDR, Reg S	2,800	134,568

Pharmaceuticals (0.7%)
Dr Reddy’s Laboratories, Ltd., ADR	3,000	125,160
		443,538
INDONESIA (2.2%)
Food Products (1.4%)
Indofood Sukses Makmur Tbk PT	439,600	251,300

Gas Utilities (0.8%)
Perusahaan Gas Negara Persero Tbk PT	392,500	152,678
		403,978
JAPAN (0.5%)
Household Products (0.5%)
Pigeon Corp.	2,000	91,242

MEXICO (4.0%)
Metals & Mining (1.5%)
Grupo Mexico SAB de CV, Series B	89,400	287,806

Transportation Infrastructure (1.2%)
OHL Mexico SAB de CV *	89,000	218,081

Wireless Telecommunication Services (1.3%)
America Movil SAB de CV, Series L	236,000	251,489
		757,376
NETHERLANDS (1.4%)
Wireless Telecommunication Services (1.4%)
VimpelCom, Ltd., ADR	27,000	261,630

RUSSIA (6.5%)
Commercial Banks (1.4%)
Sberbank of Russia	92,000	255,292

Food & Staples Retailing (0.7%)
Magnit OJSC, GDR, Reg S	2,600	137,150

Oil, Gas & Consumable Fuels (4.4%)
Gazprom OAO, ADR	24,000	199,440

	Number of Shares	Value
COMMON STOCKS
RUSSIA
Oil, Gas & Consumable Fuels
Lukoil OAO, ADR	9,000	$513,000
NovaTek OAO	11,000	122,923
		835,363
		1,227,805
SINGAPORE (0.8%)
Industrial Conglomerates (0.8%)
Sembcorp Industries, Ltd.	37,000	151,730

SOUTH AFRICA (4.3%)
Household Durables (1.7%)
Steinhoff International Holdings, Ltd.	78,400	322,189

Pharmaceuticals (0.9%)
Aspen Pharmacare Holdings, Ltd.	7,500	169,194

Specialty Retail (1.0%)
The Foschini Group, Ltd.	22,500	187,511

Wireless Telecommunication Services (0.7%)
MTN Group, Ltd.	7,500	133,244
		812,138
SOUTH KOREA (12.4%)
Automobiles (3.8%)
Hyundai Motor Co.	1,700	368,943
Kia Motors Corp.	5,000	249,466
Kolao Holdings	4,200	87,377
		705,786
Construction & Engineering (0.8%)
Daelim Industrial Co., Ltd.	2,100	160,648

Insurance (0.6%)
Hyundai Marine & Fire Insurance Co., Ltd.	3,800	109,112

Media (0.5%)
CJ E&M Corp. *	3,000	93,851

Semiconductors & Semiconductor Equipment (2.8%)
Samsung Electronics Co., Ltd.	450	532,894

Software (0.9%)
NCSoft Corp.	900	165,445

Wireless Telecommunication Services (3.0%)
SK Telecom Co., Ltd.	2,800	564,159
		2,331,895
TAIWAN (12.0%)
Commercial Banks (0.6%)
King’s Town Bank	124,000	120,768

Computers & Peripherals (2.7%)
Asustek Computer, Inc.	23,000	211,015
Catcher Technology Co., Ltd.	29,000	192,362
Inventec Corp.	105,000	96,874
		500,251
Electronic Equipment, Instruments & Components (1.6%)
Hon Hai Precision Industry Co., Ltd.	107,000	298,914

Semiconductors & Semiconductor Equipment (5.1%)
Hermes Microvision, Inc.	4,000	116,407
Radiant Opto-Electronics Corp.	35,000	151,906
Taiwan Semiconductor Manufacturing Co., Ltd.	198,000	681,804
		950,117

	Number of Shares	Value
COMMON STOCKS
TAIWAN
Textiles, Apparel & Luxury Goods (2.0%)
Eclat Textile Co., Ltd.	34,000	$371,621
		2,241,671
THAILAND (5.2%)
Chemicals (1.3%)
PTT Global Chemical PCL	109,900	237,212

Commercial Banks (1.6%)
Bangkok Bank PCL, NVDR	30,600	158,694
Thanachart Capital PCL	144,200	135,420
		294,114
Food Products (1.0%)
Thai Union Frozen Products PCL	87,200	184,253

Oil, Gas & Consumable Fuels (1.3%)
PTT PCL	30,000	250,833
		966,412
TURKEY (2.2%)
Construction & Engineering (0.6%)
Tekfen Holding AS	52,300	109,518

Diversified Telecommunication Services (0.8%)
Turk Telekomunikasyon AS	63,000	156,609

Real Estate Investment Trusts (0.8%)
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	157,600	149,621
		415,748
UNITED KINGDOM (0.8%)
Insurance (0.8%)
Old Mutual PLC	52,600	148,812

UNITED STATES (1.1%)
Internet Software & Services (1.1%)
Sohu.com, Inc. *	2,800	203,784
TOTAL COMMON STOCKS (Cost $17,606,695)		16,591,774

PREFERRED STOCKS (3.4%)
BRAZIL (3.4%)
Commercial Banks (0.8%)
Banco Bradesco S.A.	14,300	153,883

Electric Utilities (1.1%)
Cia Energetica de Minas Gerais	35,900	205,862

Oil, Gas & Consumable Fuels (1.5%)
Petroleo Brasileiro S.A.	47,000	283,106
TOTAL PREFERRED STOCKS (Cost $727,799)		642,851

EXCHANGE TRADED FUNDS (4.6%)
FRANCE (2.3%)
Lyxor ETF MSCI India *	34,000	431,685

LUXEMBOURG (2.3%)
db x-trackers CNX Nifty UCITS ETF *	4,400	431,493
TOTAL EXCHANGE TRADED FUNDS (Cost $912,171)		863,178

	Par (000)

SHORT-TERM INVESTMENT (3.4%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010% 02/03/2014 (Cost $641,000)	$641	641,000

Value

TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $19,887,665)	$18,738,803

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)	16,010

NET ASSETS (100.0%)	$18,754,813

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non-Voting Depository Receipt

Reg S = Regulation S

*              Non-income producing security.

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less may be valued at amortized cost. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value.  The forward is valued at the net of the present value and the spot rate and are generally categorized as Level 2. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$4,091,193	$12,500,581	$—	$16,591,774
Preferred Stocks	—	642,851	—	642,851
Exchange Traded Funds	—	863,178	—	863,178
Short-term Investment	—	641,000	—	641,000
	$4,091,193	$14,647,610	$—	$18,738,803

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended January 31, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Federal Income Tax Cost - At January 31, 2014, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation/(depreciation) for income tax purposes were as follows:

Cost of investments	$19,887,665
Unrealized appreciation	$205,658
Unrealized depreciation	(1,354,520)
Net unrealized appreciation/(depreciation)	$(1,148,862)

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	March 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	March 18, 2014

/s/Bruce S. Rosenberg
Name:	Bruce S. Rosenberg
Title:	Chief Financial Officer
Date:	March 18, 2014